Bonds payable (Tables)	12 Months Ended
Dec. 31, 2018
Bonds payable
Schedule of bonds payable

USD’000
Principal amount	500,000
Discount of bonds payable	(5,185)
Transaction cost	(3,634)
Bonds payable as at the date of issue	491,181

Schedule of movement of the corporate bonds

USD’000
Balance at December 31, 2015	493,207
Interest charged	22,327
Interest payable recognized	(20,625)
Balance at December 31, 2016	494,909
Interest charged	22,405
Interest payable recognized	(20,625)
Balance at December 31, 2017	496,689
Interest charged	22,487
Interest payable recognized	(20,625)
Balance at December 31, 2018	498,551